Stockholders' Equity - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Equity [Abstract]
Common stock vote per share	One vote per share		One vote per share
Adjustments to additional paid in capital, stock issued, issuance costs related to initial offering, adjustment	$ 600
Dividends to NMH investment	$ 0	$ 110	$ 110	$ 39	$ 75